Related party balances and transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			36 Months Ended	12 Months Ended															1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 Related party M [Member]		Dec. 31, 2011 Related party M [Member]		Dec. 31, 2010 Related party M [Member]		Dec. 31, 2012 Related party N [Member]		Dec. 31, 2011 Related party N [Member]		Dec. 31, 2010 Related party N [Member]	Dec. 31, 2012 Related party P [Member]		Dec. 31, 2011 Related party P [Member]		Jul. 31, 2010 Individual consultant [Member]
Related Party Transaction [Line Items]
Related parties, Relationship with Group					Noncontrolling interest shareholder of one of the Groups subsidiaries						The Groups cost method investee					Noncontrolling interest shareholder of one of the Groups subsidiaries
Amount due to related parties					$ 0	[1]	$ 969	[1]			$ 0	[2]	$ 56	[2]		$ 148	[3]	$ 0	[3]
Options granted	4,213,000	8,294,900	5,149,000	17,656,900																300,000
Aggregate fair value of share options at grant date																				420
Marketing promotion received											0		56		0
Disposal equity interest of Shanghai yiyi to					$ 4,207	[4]	$ 0	[4]	$ 0	[4]
Percentage of disposed equity interest					53.50%

[1]	It represents interest-free loan borrowed by Shanghai Yiyi from related party M for daily operating.
[2]	It represents the unpaid promotion expense.
[3]	It represents the pre-operating expenses paid by related party P on behalf of 360 Youjiu, which had settled in February 2013.
[4]	On January 10, 2012, the Group entered into a termination agreement with related party M. Pursuant to the termination agreement, the Group agreed to dispose its 53.5% equity interest of Shanghai Yiyi to related party M.